Note 13 - Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	December 31
	2012			2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets not subject to amortization:
Precious metal trading right	$-	$-	$-	$1,295,740	$-	$1,295,740
Intangible assets subject to amortization:
Completed technology	66,820	(7,276)	59,544	68,887	(21,279)	47,608
Customer relationship				1,261,297	(72,767)	1,188,530
Securities consulting license and related trademarks	4,833,877	(218,184)	4,615,693	5,590,273	(577,389)	5,012,884
	$4,900,697	$(225,460)	$4,675,237	$8,216,197	$(671,435)	$7,544,762